Income tax	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Income tax

12. Income tax

a) Deferred income tax

Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the three months period ended
	March 31, 2020	December 31, 2019	March 31, 2020	March 31, 2019
Tax losses carryforwards	39,298	17,146	22,152	(29,611)
Goodwill on business combinations (i)	14,714	22,303	(7,589)	(9,068)
Provisions for IFAs’ commissions	64,669	68,041	(3,372)	—
Revaluations of financial assets at fair value	(26,370)	25,259	(51,629)	(2,486)
Expected credit losses	13,695	5,666	8,029	(75)
Financial instruments taxed on redemption	—	—	—	9,852
Profit sharing plan	71,309	141,136	(69,828)	51,494
Net gain on hedge instruments	22,706	(36,384)	59,091	(1,080)
Share based plan	14,187	2,950	11,237	—
Other provisions	47,304	33,284	14,019	776

Total	261,512	279,401	(17,890)	19,802

Deferred tax assets	261,512	284,533
Deferred tax liabilities	—	(5,132)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.

The changes in the net deferred tax were recognized as follows:

	Three months period ended March 31,
	2020	2019
As of January 1	279,401	140,400
Foreign exchange variations	21,055	(114)
Charges to statement of income	(47,072)	18,643
Tax relating to components of other comprehensive income	8,128	1,273

As of March 31	261,512	160,202

Unrecognized deferred taxes

Deferred tax assets are recognized for tax losses to the extent that the realization of the related tax benefit against future taxable profits is probable. The Group did not recognize deferred tax assets of R$ 12,237 (December 31, 2019—R$ 18,402) mainly in respect of losses from subsidiaries overseas and that can be carried forward and used against future taxable income. A deferred tax asset was not recorded as taxable income is not expected.

b) Income tax expense reconciliation

The tax on the Group’s pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the period ended March 31:

	Three months period ended March 31,
	2020	2019
Income before taxes	516,531	303,227
Combined tax rate in Brazil (i)	34%	34%

Tax expense at the combined rate	175,620	103,097
Income (loss) from entities not subject to taxation	(9,246)	(48)
Effects from entities taxed at different rates	14,287	6,505
Effects from entities taxed at different method (ii)	(64,678)	(4,968)
Intercompany transactions with different taxation	(9,156)	(7,767)
Tax incentives	605	—
Non deductible expenses (non-taxable income), net	6,586	717
Others	4,959	(4,747)

Total	118,977	92,789

Effective tax rate	23.03%	30.60%

Current	71,905	111,432
Deferred	47,072	(18,643)

Total expense	118,977	92,789

(i)

Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operating entities of XP Inc. in Brazil.

(ii)

Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.

Other comprehensive income

The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax
Foreign exchange variation of investees located abroad	1,325	—	1,325
Gains (losses) on net investment hedge	(1,277)	434	(843)
Changes in the fair value of financial assets at fair value	(2,021)	838	(1,183)

As of March 31, 2019	(1,973)	1,272	(701)

Foreign exchange variation of investees located abroad	56,560	—	56,560
Gains (losses) on net investment hedge	(85,600)	29,104	(56,496)
Changes in the fair value of financial assets at fair value	52,467	(20,977)	31,490

As of March 31, 2020	23,427	8,127	31,554

22. Income tax

(a) Deferred income tax

Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2019	2018	2019	2018	2017
Tax losses carryforwards	17,146	55,358	(38,212)	37,774	17,584
Goodwill on business combinations (i)	22,303	59,993	(37,690)	(56,789)	(51,327)
Provisions for IFAs’ commissions	68,041	31,031	37,010	4,744	26,156
Revaluations of financial assets at fair value	25,259	1,397	23,862	(2,427)	4,030
Expected credit losses	5,666	3,079	2,587	(2,345)	4,329
Financial instruments taxed on redemption	—	(13,041)	13,041	(6,230)	(6,811)
Profit sharing plan	141,136	—	141,136	—	—
Net gain on hedge instruments	(36,384)	(1,441)	(34,943)	(51,423)	49,382
Share-base compensation	2,950	—	2,950
Other provisions	33,284	4,024	29,260	(2,572)	5,251

Total	279,401	140,400	139,001	(79,268)	48,594

Deferred tax assets	284,533	152,425
Deferred tax liabilities	(5,132)	(12,025)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.

The changes in the net deferred tax were recognized as follows:

	2019	2018	2017
At January 1	140,400	219,668	171,074
Foreign exchange variations	(3,461)	(9,259)	(1,155)
Business combination (Note 5 (ii))	—	—	3,751
Charges to statement of income	139,411	(76,455)	45,325
Tax relating to components of other comprehensive income	3,051	6,446	673
At December 31	279,401	140,400	219,668

Unrecognized deferred taxes

Deferred tax assets are recognized for tax losses to the extent that the realization of the related tax benefit against future taxable profits is probable. The Group did not recognize deferred tax assets of R$ 18,402 (2018—R$ 12,025) mainly in respect of losses from subsidiaries overseas and that can be carried forward and used against future taxable income.

(b) Income tax expense reconciliation

The tax on the Group’s pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31:

	2019	2018	2017
Income before taxes	1,544,109	640,728	575,507
Combined tax rate in Brazil (a)	34,00%	34,00%	34,00%

Tax expense at the combined rate	524,997	217,848	195,672
Income from entities not subject to taxation	(9,551)	(3,647)	(5,101)
Effects from entities taxed at different rates	25,948	16,444	9,078
Effects from entities taxed at different method (b)	(24,089)	(18,183)	(25,971)
Intercompany transactions with different taxation	(50,138)	(38,255)	(30,264)
Tax incentives	(9,772)	(1,408)	(265)
Non-deductible expenses (non-taxable income)	10,888	(689)	175
Others	(13,658)	3,288	8,642

Total	454,625	175,398	151,966

Effective tax rate	29,44%	27,20%	26,38%
Current	594,037	98,943	197,291
Deferred	(139,412)	76,455	(45,325)

Total expense	454,625	175,398	151,966

(a)

Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operanting entities of XP Inc. in Brazil.

(b)

Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Other comprehensive income

The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax
Foreign exchange variation of investees located abroad	2,034	—	2,034
Gains (losses) on net investment hedge	(3,124)	738	(2,386)
Changes in the fair value of financial assets at fair value	275	(65)	210

As of December 31, 2017	(815)	673	(142)

Foreign exchange variation of investees located abroad	18,645	—	18,645
Gains (losses) on net investment hedge	(26,508)	9,013	(17,495)
Changes in the fair value of financial assets at fair value	6,727	(2,567)	4,160

As of December 31, 2018	(1,136)	6,446	5,310

Foreign exchange variation of investees located abroad	6,823	—	6,823
Gains (losses) on net investment hedge	(10,543)	3,410	(7,133)
Changes in the fair value of financial assets at fair value	1,058	(360)	698

As of December 31, 2019	(2,662)	3,050	388